Accumulated Other Comprehensive Income (Loss) - Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance		$ 88,311	$ 66,438	$ 90,669	$ 64,459	$ 64,459	$ 62,144
Other comprehensive income before reclassifications		3,333	1,397	(593)	2,975	3,067	(2,400)
Amounts reclassified from AOCI		(643)	41	(617)	43	4	260
Balance		92,607	87,844	92,607	87,844	90,669	64,459
Reevaluation of deferred tax asset valuation allowance (1)				(206)
Retirement Plans [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance		(2,859)	(3,087)	(2,717)	(3,152)	(3,152)	(2,220)
Other comprehensive income before reclassifications		0	0	0	0	188	(1,058)
Amounts reclassified from AOCI		47	66	93	131	247	126
Balance		(2,812)	(3,021)	(2,812)	(3,021)	(2,717)	(3,152)
Reevaluation of deferred tax asset valuation allowance (1)				(188)
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance		(3,121)	(1,322)	(216)	(2,832)	(2,832)	(1,558)
Other comprehensive income before reclassifications		3,470	1,390	600	2,963	2,859	(1,471)
Amounts reclassified from AOCI		(690)	(25)	(710)	(88)	(243)	134
Balance		(341)	43	(341)	43	(216)	(2,832)
Reevaluation of deferred tax asset valuation allowance (1)				(15)
Unrealized Loss on Securities Transferred to Held-to-Maturity [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance		(35)	(53)	(38)	(58)	(58)	(430)
Other comprehensive income before reclassifications		8	7	14	12	20	129
Amounts reclassified from AOCI		0	0	0	0	0	0
Balance		(27)	(46)	(27)	(46)	(38)	(58)
Reevaluation of deferred tax asset valuation allowance (1)				(3)
AOCI Attributable to Parent [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance		(7,077)	(4,462)	(2,971)	(6,042)	(6,042)	(4,208)
Balance		(4,387)	$ (3,024)	(4,387)	(3,024)	(2,971)	(6,042)
Reevaluation of deferred tax asset valuation allowance (1)				0
Unrealized Losses on Derivatives and Hedging Activities [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance		(1,062)		0
Other comprehensive income before reclassifications		(145)		(1,207)
Amounts reclassified from AOCI		0		0
Balance		$ (1,207)		(1,207)		0
Reevaluation of deferred tax asset valuation allowance (1)				$ 0
Cumulative Effect, Period of Adoption, Adjustment [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[1]				(239)	(239)
Balance	[1]						(239)
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2016-01 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[2]				(53)	(53)
Balance	[2]						(53)
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2017-12 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[3]				359	359
Balance	[3]						359
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retirement Plans [Member] | ASU 2016-01 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[2]				0	0
Balance	[2]						0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retirement Plans [Member] | ASU 2017-12 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[3]				0	0
Balance	[3]						0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Gains and Losses on Available-for-Sale Securities [Member] | ASU 2016-01 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[2]				(53)	(53)
Balance	[2]						(53)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Gains and Losses on Available-for-Sale Securities [Member] | ASU 2017-12 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[3]				116	116
Balance	[3]						116
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Loss on Securities Transferred to Held-to-Maturity [Member] | ASU 2016-01 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[2]				0	0
Balance	[2]						0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Loss on Securities Transferred to Held-to-Maturity [Member] | ASU 2017-12 [Member]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Balance	[3]				$ 243	$ 243
Balance	[3]						$ 243

[1]	Cumulative effect of the adoption of ASU 2016-02, Leases (Topic 842), based on the difference in the right-of-use asset and lease liability as of January 1, 2019.
[2]	Cumulative effect of unrealized gain on marketable equity securities based on the adoption of ASU 2016-01 - Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities.
[3]	Cumulative effect of unrealized gains on the transfer of 52 investment securities from held-to-maturity classification to available-for-sale classification based on the adoption of ASU 2017-12: Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities.